Share-based compensation (Details Narrative)	1 Months Ended			12 Months Ended
	Sep. 30, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares	Sep. 30, 2023 $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment expenses | $							$ 1,489,000
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment expenses | $				$ 7,574,000		$ 5,470,000
Number of shares issued | shares	107,555	1,500,000	2,086,561
Shares issued price per share | $ / shares	$ 4.40	$ 4.84	$ 1.95
Common Class A [Member] | IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Offering percentage	110% of the offering price per Class A Ordinary Share in the IPO.
Common Class A [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued | shares			1,131,715